Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Schedule of principal subsidiaries

All subsidiaries of the Company and their geographic locations at December 31, 2018 were as follows:

Entity	Jurisdiction	Economic Interest
Franco-Nevada U.S. Corporation	Delaware	100%
Franco-Nevada GLW Holdings Corp.	British Columbia	100%
Franco-Nevada Mexico Corporation, S.A. de C.V.	Mexico	100%
Franco-Nevada Canada Holdings Corp.	Canada	100%
Franco-Nevada (Barbados) Corporation	Barbados	100%
Franco-Nevada Australia Pty Ltd.	Australia	100%
FN LGA Pty Ltd.(1)	Australia	100%
Franco-Nevada LRC Holdings Corp.	British Columbia	100%
Franco-Nevada Alberta Holdings ULC	Alberta	100%
Franco-Nevada U.S. Holding Corp.	Delaware	100%
Franco-Nevada Delaware LLC	Delaware	100%
Franco-Nevada Texas LP	Texas	100%
Minera Global Copper Chile S.A.	Chile	100%
Franco-Nevada Alberta Corporation	Alberta	100%
FN Subco Inc.	British Columbia	100%
Franco-Nevada Idaho Corporation	Delaware	100%
FN Holdings ULC	Alberta	100%
[1]	Added during the year.

Schedule of initial application of IFRS 9

On the date of the initial application, January 1, 2018, the financial instruments of the Company were as follows, with any reclassifications noted:

	Measurement category		Carrying amount
	Original	New	Original	New
	(IAS 39)	(IFRS 9)	(IAS 39)	(IFRS 9)	Difference
Current financial assets
Cash and cash equivalents	Available-for-sale	Amortized cost	$511.1	$511.1	$—
Receivables	Amortized cost	Amortized cost	54.6	54.6	—
Receivables from provisional concentrate sales	FVTPL(1)	FVTPL	11.3	11.3	—
Non-current financial assets
Equity investments	Available-for-sale	FVTOCI(2)	$172.2	$172.2	$—
Warrants	FVTPL	FVTPL	0.8	0.8	—
Loan receivable	Amortized cost	Amortized cost	30.1	30.1	—
Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost	$21.5	$21.5	$—
Debt	Amortized cost	Amortized cost	—	—	—
1	Fair value through profit or loss (“FVTPL”).
2	Fair value through other comprehensive income or loss (“FVTOCI”).